INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF TAX EXPENSE

	For the years ended December 31,
	2022	2021
Net operating loss before taxes	$(6,212,287)	$(22,749,050)
Federal income tax rate	21%	21%
Tax expense (benefit) at the statutory rate	(1,304,580)	(4,777,301)
Non-deductible items
Tax effect of stock-based compensation (non-qualifying options)	389,710	962,936
Change in Derivatives	(92,414)	2,892,085
Change in valuation allowance	1,007,284	922,280
Total	$-	$-

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES

	2022	2021
Deferred tax asset:
Net operating loss carry forwards	$3,897,793	$2,890,509
Total gross deferred tax assets	3,897,793	2,890,509
Less: Deferred tax asset valuation allowance	(3,897,793)	(2,890,509)
Total net deferred tax assets	$-	$-